CONTRACTS IN PROGRESS	6 Months Ended
Jun. 30, 2016
Contractors [Abstract]
CONTRACTS IN PROGRESS
NOTE 4:-	CONTRACTS IN PROGRESS

Amounts included in the financial statements, which relate to costs and estimated earnings in excess of billings on uncompleted contracts are classified as assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as liabilities. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	June 30,	December 31,
	2016	2015
	Unaudited

Costs incurred on uncompleted contracts	$20,032	$19,167
Estimated earnings	6,755	6,465

	26,787	25,632

Less - billings and progress payments	24,603	23,425

Costs and estimated earnings in excess of billings on uncompleted contracts	$2,184	$2,207